[Letterhead of Pacific Life & Annuity Company]
CHARLENE GRANT
Assistant Vice President
Insurance Counsel
Law Department
Telephone (949) 219-7286
Fax (949) 219-6952
Charlene.Grant@pacificlife.com
December 18, 2008
VIA ELECTRONIC TRANSMISSION
Securities and Exchange Commission
100 “F” Street, N.E.
Washington, D.C. 20549-4644
Re:	Pacific Select Exec Separate Account of Pacific Life & Annuity Company File No. 333-80825, Pacific Select Exec II-NY Flexible Premium Variable Life Insurance Policy
Dear Sir or Madam:
     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, we hereby certify on behalf of Pacific Life & Annuity Company (“PL&A”) and the Pacific Select Exec Separate Account (“Separate Account”) that supplement dated December 15, 2008 to the prospectus dated May 1, 2008 for Pacific Select Exec II-NY Flexible Premium Variable Life Insurance Policy that would have been filed under Rule 497(c) do not differ from those contained in the Separate Account’s Post-Effective Amendment No. 25 on Form N-6 which was filed electronically with the Commission on December 11, 2008.
Sincerely,
/s/ CHARLENE GRANT
Charlene Grant